UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21769

 NAME OF REGISTRANT:                     Highland Special Situations



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          877-665-1287

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2012 - 06/30/2013


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

Highland Special Situations Fund
--------------------------------------------------------------------------------------------------------------------------
 PENDRELL CORP                                                                               Agenda Number:  933699615
--------------------------------------------------------------------------------------------------------------------------
        Security:  70686R104
    Meeting Type:  Annual
    Meeting Date:  14-Nov-2012
          Ticker:  PCO
            ISIN:  US70686R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RICHARD P. EMERSON                                        Mgmt          For                            For
       RICHARD P. FOX                                            Mgmt          For                            For
       NICOLAS KAUSER                                            Mgmt          For                            For
       CRAIG O. MCCAW                                            Mgmt          For                            For
       R. GERARD SALEMME                                         Mgmt          For                            For
       STUART M. SLOAN                                           Mgmt          For                            For
       H. BRIAN THOMPSON                                         Mgmt          For                            For
       BENJAMIN G. WOLFF                                         Mgmt          For                            For

2.     APPROVAL OF AN ADVISORY (NON-BINDING)                     Mgmt          For                            For
       RESOLUTION ON EXECUTIVE COMPENSATION.

3.     APPROVAL OF A CHANGE IN THE COMPANY'S STATE               Mgmt          For                            For
       OF INCORPORATION FROM DELAWARE TO
       WASHINGTON.

4.     APPROVAL OF THE PENDRELL CORPORATION 2012                 Mgmt          Against                        Against
       EQUITY INCENTIVE PLAN.

5.     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED ACCOUNTING FIRM FOR ITS FISCAL
       YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 PENDRELL CORP                                                                               Agenda Number:  933826779
--------------------------------------------------------------------------------------------------------------------------
        Security:  70686R104
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2013
          Ticker:  PCO
            ISIN:  US70686R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       RICHARD P. EMERSON                                        Mgmt          For                            For
       RICHARD P. FOX                                            Mgmt          For                            For
       NICOLAS KAUSER                                            Mgmt          For                            For
       CRAIG O. MCCAW                                            Mgmt          For                            For
       R. GERARD SALEMME                                         Mgmt          For                            For
       STUART M. SLOAN                                           Mgmt          For                            For
       H. BRIAN THOMPSON                                         Mgmt          For                            For
       BENJAMIN G. WOLFF                                         Mgmt          For                            For

2.     APPROVAL OF AN ADVISORY (NON-BINDING)                     Mgmt          For                            For
       RESOLUTION ON EXECUTIVE COMPENSATION.

3.     RATIFICATION OF THE SELECTION OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS THE COMPANY'S INDEPENDENT
       REGISTERED ACCOUNTING FIRM FOR ITS FISCAL
       YEAR ENDING DECEMBER 31, 2013.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Special Situations
By (Signature)       /s/ Ethan Powell
Name                 Ethan Powell
Title                President
Date                 08/29/2013